Consolidated Statements of Cash Flows - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Operating activities:
Net income	$ 2,298	$ 2,365	$ 2,034
Less: Income from discontinued operations, net of tax	(723)	(846)	(799)
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	916	836	870
Deferred taxes	(142)	(199)	(145)
Net loss (gain) from derivatives and foreign exchange	93	29	(10)
Net gain from sale of property, plant and equipment	(57)	(37)	(37)
Net loss (gain) from sale of businesses	(57)	(252)	10
Share-based payment arrangements	50	49	45
Other	(76)	4	111
Changes in operating assets and liabilities:
Trade receivables, net	(144)	(178)	(118)
Contract assets and liabilities	(18)	6	(38)
Inventories, net	(336)	(66)	185
Trade payables	454	474	186
Accrued liabilities	252	99	52
Provisions, net	87	(4)	40
Income taxes payable and receivable	(102)	202	115
Other assets and liabilities, net	(143)	106	106
Net cash provided by operating activities continuing operations	2,352	2,588	2,607
Net cash provided by operating activities discontinued operations	572	1,211	1,236
Net cash provided by operating activities	2,924	3,799	3,843
Investing activities:
Purchases of investments	(322)	(666)	(4,299)
Purchases of property, plant and equipment and intangible assets	(772)	(752)	(632)
Acquisition of businesses (net of cash acquired) and increases in cost- and equity-accounted companies	(2,664)	(2,011)	(26)
Proceeds from sale of investments	567	1,443	3,295
Proceeds from maturity of investments	160	100	539
Proceeds from sales of property, plant and equipment	72	61	59
Proceeds from sales of businesses (net of transaction costs and cash disposed) and cost- and equity-accounted companies	113	607	(1)
Net cash from settlement of foreign currency derivatives	(30)	63	(57)
Other investing activities	(32)	37	14
Net cash used in investing activities continuing operations	(2,908)	(1,118)	(1,108)
Net cash used in investing activities discontinued operations	(177)	(332)	(197)
Net cash used in investing activities	(3,085)	(1,450)	(1,305)
Purchases of marketable securities (other than trading) and short-term investments	(2,664)	(2,011)	(26)
Financing activities:
Net changes in debt with maturities of 90 days or less	221	204	(144)
Increase in debt	1,914	920	911
Repayment of debt	(830)	(1,000)	(1,242)
Delivery of shares	42	163	192
Purchase of treasury stock	(250)	(251)	(1,299)
Dividends paid	(1,717)	(1,635)
Reduction in nominal value of common shares paid to shareholders			(1,610)
Dividends paid to noncontrolling shareholders	(86)	(83)	(89)
Other financing activities	(35)	(6)	(27)
Net cash used in financing activities continuing operations	(741)	(1,688)	(3,308)
Net cash used in investing activities discontinued operations	(48)	(47)	(47)
Net cash used in financing activities	(789)	(1,735)	(3,355)
Effects of exchange rate changes on cash and equivalents	(131)	268	(104)
Net change in cash and equivalents	(1,081)	882	(921)
Cash and equivalents, beginning of period	4,526	3,644	4,565
Cash and equivalents, end of period	3,445	4,526	3,644
Supplementary disclosure of cash flow information:
Interest paid	243	205	213
Income taxes paid	$ 1,026	$ 894	$ 814